Condensed Consolidated Statements of Stockholders' Deficit (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 93,750	$ 117,004